Offerings - Offering: 1	Jun. 01, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	45,000
Proposed Maximum Offering Price per Unit	0.73
Maximum Aggregate Offering Price	$ 32,850.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 4.54
Offering Note	Represents 45,000 shares of Common Stock of the Company issuable upon the exercise of nonstatutory stock options granted to employees of the Company (the “Inducement Awards”). Such Inducement Awards were granted outside of the Company’s Amended and Restated 2021 Equity Incentive Plan, as amended, as an inducement material to the employees’ entry into employment with the Company, in accordance with Nasdaq Listing Rule 5635(c)(4). Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of common stock, par value $0.0001 per share (“Common Stock”), of Valion Bio, Inc. (formerly known as Tivic Health Systems, Inc.) (the “Company”) that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock.

The offering price per share and aggregate offering price are estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rules 457(c) and 457(h) of the Securities Act. The proposed maximum offering price per share is based upon the average of the high and low prices of the Company’s Common Stock, as reported on the Nasdaq Capital Market on June 1, 2026, a date within five business days prior to the filing of the Registration Statement.